CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Feb. 27, 2024	Feb. 13, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Shareholders' Deficit:
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000			1,000
Ordinary shares, shares issued (in shares)	1			1
Ordinary shares, shares outstanding (in shares)				1
CIK0001838821_ARYA Sciences Acquisition Corp IV
Shareholders' Deficit:
Preferred stock, par value	$ 0.0001			$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000			1,000,000		1,000,000
Preference shares, shares issued (in shares)	0			0		0
Preference shares, shares outstanding (in shares)	0			0		0
Common stock, par value (in dollars per share)			$ 0.01
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Liabilities and Shareholders' Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Convertible preferred stock, shares outstanding	3,300,016			3,690,831		14,950,000
Ordinary shares subject to possible redemption, redemption price (in dollars per share)	$ 11.47			$ 10.97		$ 10.30
Shareholders' Deficit:
Common stock, par value (in dollars per share)	$ 0.0001		0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	479,000,000			479,000,000		479,000,000
Ordinary shares, shares issued (in shares)	499,000			499,000		499,000
Ordinary shares, shares outstanding (in shares)	499,000			499,000		499,000
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Shareholders' Deficit:
Preferred stock, par value			$ 0.001
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000			20,000,000		20,000,000
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500		3,737,500	3,737,500	3,737,500
Ordinary shares, shares outstanding (in shares)	3,737,500	3,737,500		3,737,500	3,737,500	3,737,500